Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2012 and 2011 follows:

	December 31, 2012	December 31, 2011
Statutory federal income tax rate	35%	35%
Permanent items	(8)%	(4)%
State income taxes, net of federal taxes	4%	7%
Change in valuation allowance	(30)%	(41)%
Tax credits claimed	1%	2%
Other	(2)%	1%

Effective income tax rate	0%	0%

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$120	$148
Deferred revenues	—	113

Current deferred tax assets	$120	$261
Valuation allowances	(120)	(261)

Net current deferred tax assets	$—	$—

Net operating loss carryforwards	$17,150	$14,590
Stock based compensation	2,532	1,862
Research and development tax credit	1,206	842
Other	10	—

Non-current deferred tax assets	$20,898	$17,294
Valuation allowances	(20,898)	(17,294)

Net non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	$—	$—

Net deferred tax assets	$—	$—

Summary of Components of Provisions for Income Taxes	The components of the provisions for income taxes were as follows:

	December 31, 2012	December 31, 2011
Current	$—	$—
Deferred	—	—

Total	$—	$—